Note 23 - Pension Plan (Details Textual) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement Amendment of Contract, Total		$ 45,388
Defined Benefit Plan, Plan Assets, Amount, Ending Balance		10
Defined Benefit Plan, Benefit Obligation, Ending Balance		$ 1,813
Gain (Loss) from Termination of Defined Benefit Plan	$ 2,093